Capital management	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Capital management
12.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2023	January 31 2023	October 31 2022
	Revised Basel III	Basel III	Basel III
Capital (1)(2)
Common Equity Tier 1 capital	$55,520	$54,138	$53,081
Net Tier 1 capital	63,688	62,317	61,262
Total regulatory capital	73,197	71,867	70,710
Total loss absorbing capacity (3)	127,815	131,433	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)(4)	$451,063	$471,528	$462,448
Leverage exposures (5)	1,530,107	1,468,559	1,445,619
Regulatory ratios (1)(2)
Common Equity Tier 1 capital ratio	12.3%	11.5%	11.5%
Tier 1 capital ratio	14.1%	13.2%	13.2%
Total capital ratio	16.2%	15.2%	15.3%
Total loss absorbing capacity ratio (3)	28.3%	27.9%	27.4%
Leverage ratio (5)	4.2%	4.2%	4.2%
Total loss absorbing capacity leverage ratio (3)	8.4%	8.9%	8.8%
(1)	Regulatory ratios and amounts reported as at Q2 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in prior quarters.
(2)
Q2 2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior period regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(4)
As at April 30, 2023, CET1, Tier 1, Total Capital and TLAC RWA include a Basel III floor adjustment of $8.2 billion (as at January 31, 2023 and October 31, 2022, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total
C
apital and TLAC RWA).

(5)
Q2 2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline - Leverage Requirements (February 2023). Prior period leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).

The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at April 30, 2023, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at April 30, 2023.